Revenue recognition - Performance obligations (Details) - EUR (€) € in Millions	1 Months Ended
	Apr. 30, 2014	Dec. 31, 2021	Dec. 31, 2020
Performance obligations
Remaining performance obligation		€ 20,300	€ 16,600
Remaining performance obligation (as a percent)		100.00%	100.00%
IAS 18 Agreement
Performance obligations
Term of non-exclusive license to patents	10 years
Deferred revenue		€ 360	€ 515
2022
Performance obligations
Remaining performance obligation (as a percent)		73.00%	68.00%
1 to 3 years
Performance obligations
Remaining performance obligation (as a percent)		24.00%	31.00%
More than 3 years
Performance obligations
Remaining performance obligation (as a percent)		3.00%	1.00%